NOTES AND CONVERTIBLE NOTES PAYABLE - Summary of Maturities of Debt (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
2026	$ 16,249,998	$ 25,458,016
Total debt	$ 39,776,987	$ 25,458,016